Quarterly Holdings Report
for
Fidelity® GNMA Fund
April 30, 2024
MOG-NPRT3-0624
1.800337.120
U.S. Government and Government Agency Obligations - 10.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds 4.125% 8/15/53	19,510	17,471
U.S. Treasury Notes:
3.625% 5/31/28	22,860	21,886
3.875% 1/15/26	10,640	10,426
4% 1/15/27	22,490	21,973
4.125% 2/15/27	37,990	37,230
4.25% 3/15/27	38,270	37,624
4.375% 12/15/26	49,790	49,119
4.625% 3/15/26	12,590	12,490
4.875% 10/31/30	1,400	1,412

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $213,913)		209,631

U.S. Government Agency - Mortgage Securities - 144.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 3.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	10	10
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.94% 3/1/36 (b)(c)	35	36
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.119% 9/1/33 (b)(c)	106	107
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.192% 10/1/33 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.984% 3/1/33 (b)(c)	26	26
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.779% 11/1/36 (b)(c)	34	35
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (b)(c)	67	68
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (b)(c)	79	80
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.581% 8/1/35 (b)(c)	41	41
U.S. TREASURY 1 YEAR INDEX + 2.180% 6.129% 7/1/36 (b)(c)	29	29
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	12	13
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.281% 7/1/34 (b)(c)	101	102
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.585% 9/1/34 (b)(c)	22	22
1.5% 11/1/35 to 1/1/51 (d)	12,373	9,799
2% 2/1/28 to 7/1/36	13,486	11,784
2.5% 10/1/31 to 5/1/42	11,320	9,987
3% 11/1/51 to 3/1/52	1,591	1,324
3.5% 10/1/41 to 4/1/52 (d)	18,512	16,120
5% 10/1/52 to 12/1/52	4,990	4,784
5.5% 11/1/52 (e)	8,872	8,629
6% 11/1/52 to 6/1/53 (d)	10,309	10,316
6.5% 3/1/54	799	806
8.5% 12/1/27	6	6
TOTAL FANNIE MAE		74,161
Freddie Mac - 2.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (b)(c)	47	49
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.11% 8/1/34 (b)(c)	41	42
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.368% 10/1/36 (b)(c)	109	111
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	76	77
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (b)(c)	60	60
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.463% 6/1/33 (b)(c)	81	82
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.341% 12/1/35 (b)(c)	343	346
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.53% 6/1/33 (b)(c)	138	139
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (b)(c)	253	256
1.5% 11/1/35 to 2/1/51	15,502	11,748
2% 3/1/36 to 12/1/36	8,399	7,292
2.5% 11/1/31 to 4/1/42	17,504	14,950
3% 4/1/34 to 3/1/52	531	467
3.5% 3/1/42 to 3/1/52	11,649	10,245
5% 11/1/52	1,304	1,251
5.5% 3/1/53 (d)	2,193	2,161
6% 9/1/53	1,620	1,613
6.5% 9/1/53 to 10/1/53 (d)	8,390	8,555
TOTAL FREDDIE MAC		59,445
Ginnie Mae - 120.7%
3% 5/15/27 to 12/20/50	166,763	145,216
3.5% 9/15/26 to 5/20/50 (f)	226,305	203,710
3.7% 10/15/42	3,742	3,396
4% 5/15/44	841	780
4.5% 7/15/33 to 4/20/53	91,994	86,915
4.75% 7/15/40	330	317
4.875% 9/15/39 to 12/15/39	2,931	2,828
5.09% 4/15/36 to 11/15/36	2,356	2,306
5.15% 2/15/36	91	89
5.2% 7/15/36	46	45
5.25% 4/15/36 to 4/15/37	153	151
5.39% 5/15/36	43	42
5.45% 2/15/37	396	392
5.5% 10/15/32 to 2/20/42	3,527	3,544
5.6% 11/15/36	129	130
5.85% 1/15/37	28	28
6.45% 1/15/32 to 8/15/32	66	68
6.5% 10/15/25 to 1/15/39	2,391	2,465
7% to 7% 5/15/24 to 9/20/34	4,803	4,938
7.25% 9/15/27	15	16
7.5% to 7.5% 11/15/24 to 8/20/32	1,573	1,608
8% 8/15/24 to 9/15/31	369	377
8.5% 9/15/30 to 2/15/31	94	98
9% 10/15/24	0	0
2% 9/20/50 to 2/20/52	396,884	312,733
2% 5/1/54 (g)	25,000	19,678
2% 5/1/54 (g)	12,300	9,681
2% 5/1/54 (g)	36,800	28,966
2% 5/1/54 (g)	48,600	38,254
2% 5/1/54 (g)	18,350	14,443
2% 5/1/54 (g)	30,550	24,046
2% 5/1/54 (g)	16,900	13,302
2% 5/1/54 (g)	10,175	8,009
2% 6/1/54 (g)	23,950	18,865
2% 6/1/54 (g)	16,650	13,115
2% 6/1/54 (g)	12,100	9,531
2% 6/1/54 (g)	47,650	37,534
2.25% 5/20/50	1,852	1,466
2.375% 5/20/50	1,337	1,070
2.5% 3/15/28 to 10/20/52	402,792	331,676
2.625% 5/20/50	3,421	2,798
2.75% 5/20/50	1,250	1,032
3% 5/1/54 (g)	115,350	98,123
3% 5/1/54 (g)	57,700	49,083
3% 5/1/54 (g)	49,150	41,810
3% 5/1/54 (g)	20,100	17,098
3.25% 2/20/41 to 7/20/46	846	708
3.375% 5/20/50	444	385
3.74% 7/20/42 to 8/20/42	314	284
3.75% 10/20/41 to 7/20/47	15,286	13,825
4% 2/20/33 to 1/20/50	129,586	120,537
4.25% 1/20/46	289	269
4.5% 5/1/54 (g)	5,750	5,357
4.5% 5/1/54 (g)	3,950	3,680
4.5% 5/1/54 (g)	40,000	37,264
5% 6/20/29 to 7/20/48	37,817	37,088
5% 5/1/54 (g)	27,600	26,425
5% 5/1/54 (g)	53,200	50,935
5.35% 4/20/29 to 12/20/30	2,931	2,905
5.5% 5/1/54 (g)	20,900	20,500
5.5% 5/1/54 (g)	10,100	9,907
5.5% 6/1/54 (g)	11,500	11,259
5.75% 9/20/39 to 9/20/40	5,528	5,608
6% to 6% 12/20/27 to 3/15/39	4,717	4,791
6% 5/1/54 (g)	59,650	59,839
6% 5/1/54 (g)	45,150	45,293
6% 5/1/54 (g)	40,000	40,127
6% 6/1/54 (g)	33,250	33,183
6% 6/1/54 (g)	33,225	33,158
6% 6/1/54 (g)	38,325	38,247
6% 7/1/54 (g)	33,250	33,100
6% 7/1/54 (g)	26,975	26,853
6% 7/1/54 (g)	40,000	39,819
6% 7/1/54 (g)	21,575	21,477
6.5% 5/1/54 (g)	65,000	65,822
6.5% 5/1/54 (g)	53,950	54,632
6.5% 5/1/54 (g)	55,800	56,506
7.395% 7/20/25 to 2/20/27	62	62
TOTAL GINNIE MAE		2,451,617
Uniform Mortgage Backed Securities - 16.8%
2% 5/1/54 (g)	3,700	2,794
2% 5/1/54 (g)	10,550	7,968
2% 5/1/54 (g)	3,100	2,341
2% 5/1/54 (g)	300	227
2% 5/1/54 (g)	2,200	1,662
2% 5/1/54 (g)	4,400	3,323
2% 5/1/54 (g)	3,900	2,945
2% 6/1/54 (g)	475	359
2% 6/1/54 (g)	950	718
2% 6/1/54 (g)	400	302
2% 6/1/54 (g)	200	151
2% 6/1/54 (g)	500	378
2% 6/1/54 (g)	1,950	1,474
2% 6/1/54 (g)	2,950	2,230
2.5% 5/1/54 (g)	3,300	2,612
2.5% 5/1/54 (g)	5,000	3,958
2.5% 5/1/54 (g)	200	158
2.5% 6/1/54 (g)	50	40
2.5% 6/1/54 (g)	100	79
2.5% 6/1/54 (g)	50	40
3.5% 5/1/54 (g)	10,600	9,138
4% 5/1/54 (g)	16,000	14,302
4% 6/1/54 (g)	8,000	7,153
4.5% 5/1/54 (g)	5,750	5,300
4.5% 5/1/54 (g)	3,950	3,641
5% 5/1/54 (g)	53,200	50,438
6% 5/1/54 (g)	10,000	9,913
6% 5/1/54 (g)	4,600	4,560
6% 5/1/54 (g)	3,300	3,271
6% 5/1/54 (g)	6,350	6,295
6% 5/1/54 (g)	6,350	6,295
6% 5/1/54 (g)	9,600	9,516
6% 5/1/54 (g)	5,600	5,551
6% 5/1/54 (g)	8,700	8,624
6% 5/1/54 (g)	3,700	3,668
6% 5/1/54 (g)	18,000	17,843
6% 6/1/54 (g)	9,825	9,736
6% 6/1/54 (g)	9,850	9,761
6.5% 5/1/54 (g)	11,750	11,844
6.5% 5/1/54 (g)	8,050	8,114
6.5% 5/1/54 (g)	101,700	102,514
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		341,236
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,106,060)		2,926,459

Collateralized Mortgage Obligations - 13.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 13.2%
Fannie Mae:
planned amortization class:
Series 2012-93 Class QW, 5% 1/25/42	29	29
Series 2017-1 Class JP, 3.5% 4/25/45	200	189
Series 2017-22 Class JN, 4.5% 4/25/46	437	419
Series 2019-52 Class M, 3.5% 3/25/49	64	60
Series 2019-64 Class MJ, 4.5% 6/25/49	809	753
Series 2019-74 Class LB, 3% 10/25/49	373	319
Series 2021-26 Class HC, 1% 11/25/49	3,597	2,940
sequential payer:
Series 2017-89 Class KV, 3.5% 8/25/47	1,001	974
Series 2020-101 Class BA, 1.5% 9/25/45	1,975	1,645
Series 2020-49 Class JA, 2% 8/25/44	829	737
Series 2020-67 Class KZ, 3.25% 9/25/40	2,479	2,199
Series 2020-75 Class HA, 1.5% 12/25/44	6,899	5,860
Series 2021-68 Class A, 2% 7/25/49	1,714	1,302
Series 2021-85 Class L, 2.5% 8/25/48	949	803
Series 2021-96 Class HA, 2.5% 2/25/50	1,511	1,266
Series 2022-3:
Class G, 2% 11/25/47	11,011	9,166
Class N, 2% 10/25/47	10,324	8,658
Series 2022-4 Class B, 2.5% 5/25/49	1,102	930
Series 2016-3 Class IP, 4% 2/25/46 (h)	14,799	2,715
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	3,896	612
Series 2020-45 Class JL, 3% 7/25/40	97	85
Series 2021-59 Class H, 2% 6/25/48	970	757
Series 2021-66:
Class DA, 2% 1/25/48	1,046	821
Class DM, 2% 1/25/48	1,111	872
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(h)	75	12
Series 339 Class 5, 5.5% 7/25/33 (h)	102	15
Series 343 Class 16, 5.5% 5/25/34 (h)	95	15
Freddie Mac:
planned amortization class:
Series 2022-5213 Class JM, 3.5% 9/25/51	4,180	3,867
Series 2022-5224 Class DQ, 3.75% 8/25/44	2,334	2,172
Series 2220 Class PD, 8% 3/15/30	159	164
Series 40 Class K, 6.5% 8/17/24	0	0
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	656	575
Class LT, 3.25% 10/25/40	2,563	2,291
Class LY, 3% 10/25/40	498	437
Series 2021-5175 Class CB, 2.5% 4/25/50	5,448	4,590
Series 2021-5180 Class KA, 2.5% 10/25/47	1,093	928
Series 2022-5191 Class CA, 2.5% 4/25/50	1,291	1,079
Series 2022-5198 Class BA, 2.5% 11/25/47	3,548	3,068
Series 2204 Class N, 7.5% 12/20/29	351	357
Series 2020-5041 Class LB, 3% 11/25/40	1,117	979
Series 2021-5083 Class VA, 1% 8/15/38	3,911	3,629
Series 2021-5176 Class AG, 2% 1/25/47	4,104	3,444
Series 2021-5182 Class A, 2.5% 10/25/48	7,114	6,020
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	875	744
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2562% 6/16/37 (b)(h)(i)	535	42
Series 2008-51 Class FE, CME Term SOFR 1 Month Index + 0.860% 6.1838% 6/16/38 (b)(c)	144	143
Series 2008-57 Class AF, CME Term SOFR 1 Month Index + 0.690% 6.0099% 7/20/38 (b)(c)	364	361
Series 2010-130 Class KF, CME Term SOFR 1 Month Index + 0.760% 6.0838% 10/16/40 (b)(c)	673	669
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9967% 3/20/60 (b)(c)(j)	3,641	3,638
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7767% 7/20/60 (b)(c)(j)	4,562	4,547
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7371% 9/20/60 (b)(c)(j)	4,530	4,511
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7371% 8/20/60 (b)(c)(j)	4,215	4,198
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8171% 12/20/60 (b)(c)(j)	1,722	1,717
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9371% 12/20/60 (b)(c)(j)	1,295	1,293
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9371% 2/20/61 (b)(c)(j)	267	267
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9271% 2/20/61 (b)(c)(j)	1,595	1,592
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9371% 4/20/61 (b)(c)(j)	1,343	1,341
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9371% 5/20/61 (b)(c)(j)	1,575	1,573
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9371% 5/20/61 (b)(c)(j)	1,535	1,533
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9671% 6/20/61 (b)(c)(j)	1,733	1,731
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0371% 10/20/61 (b)(c)(j)	1,786	1,785
Series 2012-48 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.7838% 4/16/42 (b)(c)	259	256
Series 2012-76 Class GF CME Term SOFR 1 Month Index + 0.410% 5.7338% 6/16/42 (b)(c)	294	289
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1371% 11/20/61 (b)(c)(j)	2,047	2,049
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1371% 1/20/62 (b)(c)(j)	1,017	1,018
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0671% 1/20/62 (b)(c)(j)	1,976	1,977
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0671% 3/20/62 (b)(c)(j)	1,037	1,037
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0871% 5/20/61 (b)(c)(j)	23	23
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7171% 5/20/63 (b)(c)(j)	26	25
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6371% 4/20/63 (b)(c)(j)	39	38
Series 2016-12 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.7799% 1/20/46 (b)(c)	710	682
Series 2019-42 Class FK, CME Term SOFR 1 Month Index + 0.560% 5.8799% 4/20/49 (b)(c)	4,993	4,940
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,242	2,221
Series 2004-19 Class DP, 5.5% 3/20/34	0	0
Series 2005-24 Class TC, 5.5% 3/20/35	1,589	1,564
Series 2005-57 Class PB, 5.5% 7/20/35	2,332	2,330
Series 2006-50 Class JC, 5% 6/20/36	298	295
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	139	8
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	7,865	1,180
Series 2016-69 Class WA, 3% 2/20/46	937	833
Series 2017-134 Class BA, 2.5% 11/20/46	397	348
Series 2017-139 Class K, 3% 8/20/47	13,159	11,695
Series 2017-153 Class GA, 3% 9/20/47	2,582	2,245
Series 2017-182 Class KA, 3% 10/20/47	2,058	1,810
Series 2018-13 Class Q, 3% 4/20/47	2,523	2,270
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	685	685
Series 2004-24 Class ZM, 5% 4/20/34	1,421	1,368
Series 2004-46 Class BZ, 6% 6/20/34	868	859
Series 2004-86 Class G, 6% 10/20/34	6,273	6,327
Series 2005-26 Class ZA, 5.5% 1/20/35	6,533	6,537
Series 2005-47 Class ZY, 6% 6/20/35	4,757	4,789
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	988
Series 2005-82 Class JV, 5% 6/20/35	1,270	1,249
Series 2006-2 Class Z, 5.5% 1/20/36	2,875	2,878
Series 2010-160 Class DY, 4% 12/20/40	13,362	12,532
Series 2010-168 Class BG, 4% 4/20/40	5,386	5,087
Series 2010-170 Class B, 4% 12/20/40	2,105	1,972
Series 2017-139 Class BA, 3% 9/20/47	4,428	3,833
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	9,523	9,058
Series 2004-32:
Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0662% 5/16/34 (b)(h)(i)	166	8
Class SG, 6.380% - CME Term SOFR 1 Month Index 1.0701% 3/20/33 (b)(h)(i)	1,905	67
Series 2004-59 Class SC, 7.080% - CME Term SOFR 1 Month Index 1.7662% 8/16/34 (b)(h)(i)	969	63
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7662% 8/17/34 (b)(h)(i)	284	20
Series 2005-13 Class SA, 6.680% - CME Term SOFR 1 Month Index 1.3701% 2/20/35 (b)(h)(i)	1,667	116
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	985
Series 2005-82 Class NS, 6.180% - CME Term SOFR 1 Month Index 0.8701% 7/20/34 (b)(h)(i)	1,693	113
Series 2006-13 Class DS, 10.920% x CME Term SOFR 1 Month Index 2.9551% 3/20/36 (b)(c)(i)	1,789	1,689
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5974% 6/16/37 (b)(c)(i)	331	349
Series 2009-13 Class E, 4.5% 3/16/39	1,599	1,522
Series 2009-42 Class AY, 5% 6/16/37	1,015	994
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7767% 5/20/60 (b)(c)(j)	2,976	2,968
Series 2011-52 Class HI, 7% 4/16/41 (h)	214	30
Series 2012-103 Class IL, 3% 8/20/27 (h)	4,470	134
Series 2013-149 Class MA, 2.5% 5/20/40	7,534	7,228
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	2,599	432
Series 2014-133 Class IB, 5% 9/20/44 (h)	2,483	473
Series 2014-146 Class EI, 5% 10/20/44 (h)	4,764	946
Series 2014-154 Class IO, 5% 10/20/44 (h)	957	207
Series 2014-158 Class ID, 5% 10/20/44 (h)	4,173	830
Series 2014-178 Class IO, 5% 11/20/44 (h)	5,960	1,160
Series 2014-2 Class BA, 3% 1/20/44	3,194	2,823
Series 2014-21 Class HA, 3% 2/20/44	1,188	1,057
Series 2014-25 Class HC, 3% 2/20/44	2,054	1,808
Series 2014-5 Class A, 3% 1/20/44	1,681	1,486
Series 2015-117 Class KI, 5% 8/20/45 (h)	5,678	1,086
Series 2015-14 Class IO, 5% 10/20/44 (h)	6,467	1,241
Series 2015-79 Class IC, 5% 5/20/45 (h)	3,094	594
Series 2015-H21:
Class HZ, 4.2608% 6/20/63 (b)(j)	444	430
Class JZ, 4.4873% 6/20/65 (b)(j)	32	32
Series 2016-146 Class AL, 5.6422% 5/20/40 (b)	1,893	1,863
Series 2016-17 Class A, 3% 2/16/46	12,728	11,401
Series 2016-171 Class BI, 5% 10/20/44 (h)	5,811	1,134
Series 2017-186 Class HK, 3% 11/16/45	6,064	5,376
Series 2017-75 Class PT, 5.7226% 4/20/47 (b)	7,131	6,984
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.35% 8/20/66 (b)(c)(j)	3,640	3,623

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $288,392)		268,005

Commercial Mortgage Securities - 0.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	213	207
Series K058 Class A2, 2.653% 8/25/26	7,000	6,599
Series 2017-K727 Class A2, 2.946% 7/25/24	2,713	2,696
Series K063 Class A2, 3.43% 1/25/27	1,300	1,241
Series K090 Class A2, 3.422% 2/25/29	2,400	2,230
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(h)	232	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9554% 9/16/42 (b)(h)	1,228	19
Series 2002-62 Class IO, 1.1703% 8/16/42 (b)(h)	560	6
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,366)		12,998

Money Market Funds - 5.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (k) (Cost $114,640)	114,616,868	114,640

TOTAL INVESTMENT IN SECURITIES - 173.9% (Cost $3,743,371)	3,531,733
NET OTHER ASSETS (LIABILITIES) - (73.9)%	(1,501,096)
NET ASSETS - 100.0%	2,030,637

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 5/1/54	(23,950)	(18,851)
2% 5/1/54	(16,650)	(13,105)
2% 5/1/54	(12,100)	(9,524)
2% 5/1/54	(47,650)	(37,506)
5.5% 5/1/54	(11,500)	(11,280)
6% 5/1/54	(40,000)	(40,127)
6% 5/1/54	(33,250)	(33,355)
6% 5/1/54	(33,225)	(33,330)
6% 5/1/54	(38,325)	(38,447)
6% 6/1/54	(33,250)	(33,183)
6% 6/1/54	(26,975)	(26,920)
6% 6/1/54	(21,575)	(21,531)
6.5% 5/1/54	(53,250)	(53,923)
6.5% 5/1/54	(11,750)	(11,899)
6.5% 5/1/54	(8,050)	(8,152)
6.5% 5/1/54	(101,700)	(102,986)

TOTAL GINNIE MAE		(494,119)

Uniform Mortgage Backed Securities
2% 5/1/54	(14,250)	(10,762)
2% 5/1/54	(475)	(359)
2% 5/1/54	(950)	(717)
2% 5/1/54	(400)	(302)
2% 5/1/54	(200)	(151)
2% 5/1/54	(500)	(378)
2% 5/1/54	(1,950)	(1,473)
2% 5/1/54	(2,950)	(2,228)
2.5% 5/1/54	(8,000)	(6,332)
2.5% 5/1/54	(50)	(40)
2.5% 5/1/54	(100)	(79)
2.5% 5/1/54	(50)	(40)
2.5% 5/1/54	(300)	(237)
2.5% 6/1/54	(200)	(158)
3% 5/1/54	(22,600)	(18,671)
3.5% 5/1/54	(29,800)	(25,690)
4% 5/1/54	(8,000)	(7,151)
4.5% 5/1/54	(5,750)	(5,300)
4.5% 5/1/54	(3,950)	(3,641)
5% 5/1/54	(53,200)	(50,438)
5.5% 5/1/54	(10,650)	(10,343)
6% 5/1/54	(9,825)	(9,739)
6% 5/1/54	(9,850)	(9,764)
6% 5/1/54	(25,000)	(24,782)
6.5% 5/1/54	(11,750)	(11,844)
6.5% 5/1/54	(8,050)	(8,114)
6.5% 5/1/54	(101,700)	(102,514)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(311,247)

TOTAL TBA SALE COMMITMENTS (Proceeds $810,285)		(805,366)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	39,000	(2,012)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	39,000	(1,157)

TOTAL WRITTEN SWAPTIONS			(3,169)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,149	Jun 2024	123,446	3,215	3,215
CBOT 2-Year U.S. Treasury Note Contracts (United States)	113	Jun 2024	22,900	292	292
CBOT 5-Year U.S. Treasury Note Contracts (United States)	78	Jun 2024	8,170	97	97
CBOT Long Term U.S. Treasury Bond Contracts (United States)	102	Jun 2024	11,609	285	285

TOTAL FUTURES CONTRACTS					3,889
The notional amount of futures sold as a percentage of Net Assets is 8.2%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	105,046	1,264	0	1,264
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	18,469	329	0	329
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	63,740	2,186	0	2,186
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	4,744	312	0	312
TOTAL INTEREST RATE SWAPS							4,091	0	4,091

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,571,000.

(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,149,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,227,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	260,948	819,347	965,655	4,865	-	-	114,640	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	194,877	194,877	6	-	-	-	0.0%
Total	260,948	1,014,224	1,160,532	4,871	-	-	114,640

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.